Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments

The following table shows the notional amounts of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit-related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2011			DECEMBER 31, 2010
(In Millions)	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY
Foreign Exchange Contracts	$239,901.3	$3,062.1	$2,959.8	$242,007.1	$5,747.9	$5,729.9
Interest Rate Option Contracts	100.5	—	—	126.1	.1	.1
Interest Rate Swap Contracts	4,570.4	188.7	184.6	4,301.7	151.2	148.4
Total	$244,572.2	$3,250.8	$3,144.4	$246,434.9	$5,899.2	$5,878.4

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2011 and 2010.

	2011	2010
(In Millions)	FOREIGN EXCHANGE CONTRACTS	FOREIGN EXCHANGE CONTRACTS
Net Gain/(Loss) Recognized in AOCI	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	.6	7.2
Other Operating Income	(.1)	.2
Interest Income	(1.2)	1.7
Interest Expense	0	.1
Compensation	3.0	(8.2)
Employee Benefits	.9	(2.1)
Equipment and Software Expense	0	(.1)
Occupancy Expense	.5	(1.1)
Other Operating Expense	1.9	(4.0)

Total	$5.6	$(6.3)

Net Investment Hedge Gains and Losses Recognized in AOCI

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2011 and 2010.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2011	2010
Foreign Exchange Contracts	$25.2	$40.6
Sterling Denominated Subordinated Debt	.5	9.8
Sterling Denominated Senior Debt	0	10.5

Total	$25.7	$60.9

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values

The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$60.5	$.7	$.1	$149.5	$–	$2.8
Loan Commitments	Forward Contracts	Interest Rate	0	0	.0	14.3	.5	.2
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	127.3	2.1	2.6	616.1	12.3	16.2
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	84.3	1.3	.3	60.6	.1	.9
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	63.5	.4	.2	61.3	.2	.8

Total			$335.6	4.5	$3.2	$901.8	13.1	$20.9

Client Related and Trading
Gains/Losses of Derivative Financial Instruments

The following table shows the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)		DECEMBER 31, 2011	DECEMBER 31, 2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$324.5	$382.2
Interest Rate Swap Contracts	Security Commissions and Trading Income	5.9	9.3
Total		$330.4	$391.5

Designated as Hedging Instrument
Types and Classifications of Derivative Instruments

The following table identifies the types and classifications of derivative instruments designated as hedges and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$2,172.0	$2.6	$46.8	$860.0	$4.8	$14.9
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	1,100.0	147.0	.5	1,100.0	129.8	.4
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	932.9	9.4	27.2	935.3	19.3	15.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,554.7	12.0	1.5	1,390.1	13.0	18.3

Total			$5,759.6	$171.0	$76.0	$4,285.4	$166.9	$48.5

Nondesignated
Gains/Losses of Derivative Financial Instruments

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

		2011	2010
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$.9	$(1.7)
Forward Contracts	Other Operating Income	.2	.3
Foreign Exchange Contracts	Other Operating Income	(7.0)	(19.7)

Total		$(5.9)	$(21.1)

FAIR VALUE HEDGES
Gains/Losses of Derivative Financial Instruments

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2011 and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)			DECEMBER 31, 2011	DECEMBER 31, 2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	(56.6)	(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	194.4	78.8
Total			137.8	65.5